Notes to the consolidated financial statements - Other operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Total	€ (33,415)	€ (1,356)	€ (1,271)
Property, plant and equipment	204,946	236,782	197,941
Construction in progress
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Property, plant and equipment	€ 149,209	€ 176,790	€ 137,631